Consolidated statement of financial position - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and cash equivalents	R$ 13,301,716	R$ 16,174,130
Restricted cash	8,024
Marketable securities	2,422,470	4,372,696
Trade receivables	3,769,908	2,580,776
Derivative financial instruments	1,086,698	194,878
Inventories	1,869,059	1,149,304
Receivables from related parties	235,541	98,280
Income tax receivable	560,789	442,957
Other current tax receivable	1,324,203	921,472
Dividend receivable	161,147	519,965
Sectorial financial assets	148,955	489,601
Other financial assets	88,961	466
Other current assets	560,080	348,658
Total current assets before held for sale	25,537,551	27,293,183
Current assets held for sale	40,383
Current assets	25,577,934	27,293,183
Trade receivables	157,634	165,077
Marketable securities	19,677,296	15,311
Restricted cash	131,909	58,990
Deferred tax assets	4,474,124	3,051,628
Receivables from related parties	241,001	318,211
Income tax receivable	434,886	344,059
Other non-current tax receivable	1,074,923	1,879,695
Judicial deposits	814,444	923,061
Derivative financial instruments	3,065,054	4,538,048
Sectorial financial assets	193,378	68,709
Other non-current assets	201,811	179,598
Other financial assets	277	319,727
Investments in associates	2,913,943	780,067
Investment in joint venture	11,221,356	10,936,663
Property, plant and equipment	18,948,436	16,648,553
Contract asset	1,118,715	705,982
Right-of-use assets	8,012,869	7,947,267
Investment property	14,103,060	3,886,696
Intangible assets and goodwill	22,121,942	17,781,498
Non-current assets	108,907,058	70,548,840
Total assets	134,484,992	97,842,023
Liabilities
Loans, borrowings and debentures	4,542,205	4,241,368
Leases	550,529	405,820
Derivative financial instruments	1,039,357	925,650
Trade payables	4,318,362	3,253,504
Employee benefits payables	659,521	552,991
Income tax payables	204,387	71,224
Other taxes payable	760,041	536,220
Dividends payable	892,006	799,634
Concessions payable	256,759	160,771
Related party payables	387,736	287,609
Sectorial financial liabilities	67,419	85,866
Other financial liabilities	924,562	726,423
Other current liabilities	1,195,329	909,956
Current Liabilities	15,798,213	12,957,036
Loans, borrowings and debentures	48,445,011	41,417,669
Leases	2,981,629	2,861,858
Derivative financial instruments	4,251,575	150,511
Trade payables	61,489
Other taxes payable	153,688	146,889
Provision for legal proceedings	1,801,186	1,644,061
Concessions payable	3,094,651	2,893,477
Post-employment benefits	575,840	669,475
Deferred tax liabilities	5,469,368	3,818,056
Sectorial financial liabilities	1,549,197	1,286,417
Deferred revenue	624,801	36,440
Other financial liabilities	29,985
Other non-current liabilities	1,478,960	1,090,112
Non-current liabilities	70,517,380	56,014,965
Total liabilities	86,315,593	68,972,001
Shareholders' equity
Share capital	8,402,544	6,365,853
Treasury shares	(107,140)	(69,064)
Additional paid-in capital	2,319,928	(1,690,235)
Accumulated other comprehensive income (loss)	567,546	(521,609)
Retained earnings	9,470,289	10,655,992
Equity attributable to:
Owners of the Company	20,653,167	14,740,937
Non-controlling interests	27,516,232	14,129,085
Total shareholders' equity	48,169,399	28,870,022
Total liabilities and shareholders' equity	R$ 134,484,992	R$ 97,842,023